Cash, Cash Equivalents and Restricted Cash	6 Months Ended
Jun. 30, 2022
Disclosure Of Restricted Cash And Cash Equivalents Text Block Abstract
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
4.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH

	As at June 30, 2022	As at December 31, 2021
	(Unaudited)
Cash on hand	$367,367	$349,846
Cash in bank	7,361,124	12,378,937
Subtotal	7,728,491	12,728,783
Restricted cash	1,811,750	3,125,028
Cash, cash equivalents, and restricted cash	$9,540,241	$15,853,811